Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of the Company.  For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please read "Compensation Discussion and Analysis"..

					Value of Initial fixed $100 investment based on:
	Summary Compensation Total Table for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEO	Average Compensation Actually Paid to Non- PEO NEOs	Total Shareholder Return (TSR)	Peer Group Total Shareholder Return	Net Income ($ millions)	Company Selected Measure (CSM) - Constant Currency Adjusted Earnings per Share
Year	($) (1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$13,816,268	$16,275,105	$4,509,404	$5,434,412	$64.41	$139.05	$279.7	$7.45
2022	$13,817,351	$11,540,240	$4,511,334	$3,949,725	$59.90	$117.58	$231.0	$7.23
2021	$11,680,872	$8,155,437	$3,910,371	$822,983	$75.63	$135.32	$70.7	$3.66
2020	$10,533,666	$10,336,215	$6,267,505	$8,741,455	$91.98	$132.61	$(3.3)	$2.89

(1)

The dollar amounts reported in column (b) are the amounts reported for Mr. Brown, our CEO (referred to in the table and related information as the “PEO” or principal executive officer), for each corresponding year in the Total column of the Summary Compensation Table in each applicable year.

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid to Mr. Brown, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation realized or received by Mr. Brown. In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Brown in the Total column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows:  Rick L. Weller, Nikos Fountas, Kevin J. Caponecchi, and Juan C. Bianchi.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to NEOs as a group (excluding Mr. Brown), as computed in accordance with item 402(v) of Regulation S-K and do not reflect the total compensation realized or received by such persons.

(5)

Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is the closing price on December 31, 2019

(6)	The peer group used for calculating Peer Group Total Shareholder Return is the same peer group used by the Company for benchmarking compensation.
(7)	The amounts reported are from the Company’s audited financial statements for the applicable year.
(8)

Adjusted Earnings per Share on a constant currency basis is a non-GAAP financial measure. For additional information including a corresponding reconciliation to GAAP financial measures, see Appendix A Reconciliation of Adjusted Earnings per Share on a constant currency basis.

Company Selected Measure Name		Adjusted Earnings per Share
Named Executive Officers, Footnote		The dollar amounts reported in column (b) are the amounts reported for Mr. Brown, our CEO (referred to in the table and related information as the “PEO” or principal executive officer), for each corresponding year in the Total column of the Summary Compensation Table in each applicable year.
PEO Total Compensation Amount	[1]	$ 13,816,268	$ 13,817,351	$ 11,680,872	$ 10,533,666
PEO Actually Paid Compensation Amount	[2]	$ 16,275,105	11,540,240	8,155,437	10,336,215
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid to PEO	2023	2022	2021	2020
Summary Compensation Table Total	$13,816,268	$13,817,351	$11,680,872	$10,533,666
Less, value of Stock Awards reported in Summary Compensation Table	(10,404,260)	(10,404,250)	(9,135,727)	(9,673,424)
Less, Change in Pension Value reported in Summary Compensation Table	—	—	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	11,492,042	10,910,614	9,384,222	10,381,368
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	1,210,527	(1,648,612)	(2,369,813)	353,655
Plus fair value as of the vesting date of equity awards granted and vested in the year	—	—	—	—
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	160,528	23,827	(233,888)	272,517
Less, prior year-end fair value for any equity awards forfeited in the year	—	(1,158,690)	(1,170,229)	(1,541,567)
Plus, pension service cost for services rendered during the year	—	—	—	—
Compensation Actually Paid to PEO as calculated	$16,275,105	$11,540,240	$8,155,437	$10,326,215

Non-PEO NEO Average Total Compensation Amount	[3]	$ 4,509,404	4,511,334	3,910,371	6,267,505
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 5,434,412	3,949,725	822,983	8,741,455
Adjustment to Non-PEO NEO Compensation Footnote

In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Paid to Non-PEO NEOs	2023	2022	2021	2020
Summary Compensation Table Total	$4,509,404	$4,511,334	$3,910,371	$6,267,505
Less, value of Stock Awards reported in Summary Compensation Table	(3,016,741)	(3,016,730)	(2,702,164)	(5,721,164)
Less, Change in Pension Value reported in Summary Compensation Table	—	—	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	3,238,180	3,163,551	2,772,164	8,827,358
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in the year	304,426	(629,997)	(2,555,345)	(167,623)
Plus fair value as of the vesting date of equity awards granted and vested prior years	—	—	—	—
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	399,143	263,317	(85,149)	81,324
Less, prior year-end fair value for any equity awards forfeited in the year	—	(341,750)	(516,894)	(545,945)
Plus, pension service cost for services rendered during the year	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	$5,434,412	$3,949,725	$822,983	$8,741,455

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group		Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is the closing price on December 31, 2019
Tabular List, Table

Pay versus Performance: Most Important Measures

The most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is Adjusted Earnings per Share on a constant currency basis, adjusted operating income and increases in the Company's stock prices. These performance measures are included and considered in the evaluation of Company performance as part of executive compensation.

Total Shareholder Return Amount	[5]	$ 64.41	59.9	75.63	91.98
Peer Group Total Shareholder Return Amount	[6]	139	117.58	135.32	132.61
Net Income (Loss)	[7]	$ 279.7	$ 231,000,000	$ 70,700,000	$ (3,300,000)
Company Selected Measure Amount	[8]	7.45	7.23	3.66	2.89
PEO Name		Mr. Brown
Measure:: 1
Pay vs Performance Disclosure
Name		The most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is Adjusted Earnings per Share on a constant currency basis, adjusted operating income and increases in the Company's stock prices. These performance measures are included and considered in the evaluation of Company performance as part of executive compensation.
Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 13,816,268	$ 13,817,351	$ 11,680,872	$ 10,533,666
Non-PEO NEO Average Total Compensation Amount		4,509,404	4,511,334	3,910,371	6,267,505
Compensation Actually Paid to PEO as calculated [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		16,275,105	11,540,240	8,155,437	10,326,215
Average Compensation Actually Paid to Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount		5,434,412	3,949,725	822,983	8,741,455
PEO | Less, value of Stock Awards reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,404,260)	(10,404,250)	(9,135,727)	(9,673,424)
PEO | Less, Change in Pension Value reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,492,042	10,910,614	9,384,222	10,381,368
PEO | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,210,527	(1,648,612)	(2,369,813)	353,655
PEO | Plus fair value as of the vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		160,528	23,827	(233,888)	272,517
PEO | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,158,690)	(1,170,229)	(1,541,567)
PEO | Plus, pension service cost for services rendered during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less, value of Stock Awards reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,016,741)	(3,016,730)	(2,702,164)	(5,721,164)
Non-PEO NEO | Less, Change in Pension Value reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,238,180	3,163,551	2,772,164	8,827,358
Non-PEO NEO | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		399,143	263,317	(85,149)	81,324
Non-PEO NEO | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(341,750)	(516,894)	(545,945)
Non-PEO NEO | Plus, pension service cost for services rendered during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		304,426	(629,997)	(2,555,345)	(167,623)
Non-PEO NEO | Plus fair value as of the vesting date of equity awards granted and vested prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The dollar amounts reported in column (b) are the amounts reported for Mr. Brown, our CEO (referred to in the table and related information as the “PEO” or principal executive officer), for each corresponding year in the Total column of the Summary Compensation Table in each applicable year.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid to Mr. Brown, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation realized or received by Mr. Brown. In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Brown in the Total column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: Rick L. Weller, Nikos Fountas, Kevin J. Caponecchi, and Juan C. Bianchi.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to NEOs as a group (excluding Mr. Brown), as computed in accordance with item 402(v) of Regulation S-K and do not reflect the total compensation realized or received by such persons.
[5]	Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is the closing price on December 31, 2019
[6]	The peer group used for calculating Peer Group Total Shareholder Return is the same peer group used by the Company for benchmarking compensation.
[7]	The amounts reported are from the Company’s audited financial statements for the applicable year.
[8]	Adjusted Earnings per Share on a constant currency basis is a non-GAAP financial measure. For additional information including a corresponding reconciliation to GAAP financial measures, see Appendix A Reconciliation of Adjusted Earnings per Share on a constant currency basis.